Borrowings - Schedule of lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	£ 1,062	£ 1,010
Less: finance charges allocated to future periods	(233)	(231)
Lease liabilities	829	779
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	143	133
Lease liabilities	120	114
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	425	370
Lease liabilities	347	300
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	494	507
Lease liabilities	£ 362	£ 365